Loans receivable from joint ventures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of joint ventures [abstract]
Percentage of the initial payment installment each joint venture partner need to provide	50.00%
Debt financing provided to joint ventures	$ 10.9	$ 13.2
Interest rate	5.00%	3.00%
Loans receivable interest rate	3.00%